Trade Payables - Ageing Analysis of Trade Payables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Trade payables	¥ 2,125	¥ 1,903
Within 1 month [member]
Disclosure of financial liabilities [line items]
Trade payables	465	612
More than 1 month but less than 3 months [member]
Disclosure of financial liabilities [line items]
Trade payables	533	529
More than 3 months but less than 6 months [member]
Disclosure of financial liabilities [line items]
Trade payables	497	484
More than 6 months but less than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	443	173
More than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 187	¥ 105